                                 MAIRS AND POWER
                                GROWTH FUND, INC.

3RD QUARTER REPORT
September 30, 2001

To Our Shareholders:                                            November 9, 2001

         The tragic events of September 11th cast a pall over security markets as well as the U.S. economy and have rendered obsolete all previous forecasts. The Federal Reserve has taken aggressive remedial action by lowering short term interest rates to 2%, the lowest level in almost forty years, in an effort to provide liquidity for the financial system and help alleviate concerns over the possibility of a severe economic downturn. Foreign stock markets suffered an immediate sharp decline, followed by a similar decline in the U. S. market when trading resumed six days later. Stock prices have now recovered from that decline but confidence remains fragile as investors await subsequent developments. We maintain our abiding faith in this country's democratic processes as well as the resiliency of its people, its institutions and its economy. While not free of trepidation, we continue to focus on longer term prospects, believing that stability and growth will return both to the economy and the financial markets in due course. Corporate earnings, currently under severe pressure, should begin to recover, along with the economy, and strengthen throughout next year. The stock market will remain vulnerable to any further acts of terrorism but will, in time, reflect the course of corporate earnings.

         Mairs and Power Growth Fund registered a return of -4.6% for the nine month period ended September 30, 2001. This compares favorably with returns of -20.3% for the Standard & Poor's 500 Stock Index and -16.8% for the Dow Jones Industrial Average. The average domestic diversified stock fund had a return of -22.2% for the period, according to Lipper, Inc. Each quarter, THE WALL STREET JOURNAL compiles a list of the fifty best performing mutual funds for the past 10-year period. The fund ranked 7th amongst the diversified funds on that list. MONEY magazine, published by Time, Inc., devoted much of its Fall issue to "The Best 100 Mutual Funds." This was the fourth year this survey has appeared and the Fund has been included in each of those years along with an accompanying article about the Fund. MUTUAL FUNDS magazine, also a Time, Inc. publication, in the December issue reviewed nearly 2,000 diversified US stock funds and selected from that survey twelve top rated funds, one of which was this Fund. This issue also included an interview with our management.

         Donald E. Garretson has retired from our Board of Directors after eighteen years of distinguished service. Throughout that period, his wise counsel has been invaluable and has been deeply appreciated. We will continue to hold him in high esteem as both a colleague and a friend. We are pleased to announce that Charles M. Osborne has been elected to our Board of Directors. He has served as Vice President and Chief Financial Officer of Deluxe Corporation as well as President and Chief Operating Officer of Graco, Inc. Prior to those engagements, he had been associated with the public accounting firm of Deloitte & Touche. The Fund will pay a capital gain distribution on December 28th that should approximate $2.00 per share.

                                                                 George A. Mairs
                                                                       President

SCHEDULE OF INVESTMENTS                                       SEPTEMBER 30, 2001

    NUMBER OF                                                                                           MARKET
      SHARES                                          COMMON STOCKS                                      VALUE
    ---------                             ------------------------------------                          -----------
                                 BASIC INDUSTRIES  12.5%
      728,100                    BMC Industries, Inc.                                                   $ 1,485,324
      374,000                    Bemis Company, Inc.                                                     14,903,900
      520,000                    Ecolab, Inc.                                                            18,891,600
      287,000                    H. B. Fuller                                                            13,144,600
      542,500                    The Valspar Corporation                                                 18,141,200
      150,000                    Weyerhaeuser Company                                                     7,306,500
                                                                                                     ---------------
                                                                                                         73,873,124
                                                                                                     ---------------
                                 CAPITAL GOODS  10.4%
      603,600                    Donaldson Company, Inc.                                                 17,395,752
      777,775                    Graco Inc.                                                              23,488,805
    1,113,600                    MTS Systems Corporation                                                 12,806,400
      270,000                    Pentair, Inc.                                                            8,307,900

                                                                                                     ---------------
                                                                                                         61,998,857
                                                                                                     ---------------
                                 CONSUMER CYCLICAL  8.1%
      114,000                    Arbitron, Inc. *                                                         2,982,240
      886,000                    Target Corporation                                                      28,130,500
      395,800                    The Toro Company                                                        16,663,180
                                                                                                     ---------------
                                                                                                         47,775,920
                                                                                                     ---------------
                                 CONSUMER STAPLE  11.0%
      524,000                    General Mills, Inc.                                                     23,842,000
      910,000                    Hormel Foods Corporation                                                21,494,200
      978,000                    SUPERVALU Inc.                                                          19,784,940
                                                                                                     ---------------
                                                                                                         65,121,140
                                                                                                     ---------------
                                 FINANCIAL  17.5%
      536,000                    St. Paul Companies, Inc.                                                22,093,920
      660,000                    TCF Financial Corporation                                               30,399,600
      990,350                    US Bancorp                                                              21,965,963
      660,000                    Wells Fargo & Company                                                   29,337,000
                                                                                                     ---------------
                                                                                                        103,796,483
                                                                                                     ---------------
                                 HEALTH CARE  23.3%
      524,000                    Baxter International, Inc.                                              28,846,200
       56,400                    Edwards Lifesciences Corp. *                                             1,263,360
      430,000                    Johnson & Johnson                                                       23,822,000
      632,000                    Medtronic, Incorporated                                                 27,492,000
      160,000                    Merck & Co.                                                             10,656,000
      578,000                    Pfizer Inc.                                                             23,177,800
      335,000                    St. Jude Medical, Inc. *                                                22,930,750
                                                                                                     ---------------
                                                                                                        138,188,110
                                                                                                     ---------------
                                 TECHNOLOGY  10.4%
    1,446,000                    ADC Telecommunications Inc. *                                            5,046,540
      610,000                    Ceridian *                                                               8,845,000
      450,000                    Corning, Inc.                                                            3,969,000
      697,030                    eFunds Corp. *                                                          11,605,550
      408,050                    Emerson Electric Co.                                                    19,202,833
      498,750                    Honeywell International Inc.                                            13,167,000
                                                                                                     ---------------
                                                                                                         61,835,923
                                                                                                     ---------------
                                 DIVERSIFIED  3.5%
      213,000                    Minnesota Mining & Manufacturing Company                                20,959,200
                                                                                                     ---------------

                                 TOTAL COMMON STOCKS  96.7%                                             573,548,757
                                 SHORT TERM INVESTMENTS  3.3%
   14,488,696                    First American Prime Obligation Fund Class I                            14,488,696
    5,312,522                    Merrill Lynch Institutional Money Market Fund                            5,312,522
                                                                                                     ---------------
                                                                                                         19,801,218
                                                                                                     ---------------

                                 TOTAL INVESTMENTS  100%                                                593,349,975

                                 OTHER ASSETS AND LIABILITIES (NET)  0.0%                                    41,220
                                                                                                     ---------------

                                 NET ASSETS  100%                                                      $593,391,195
                                                                                                     ===============

*Non-income producing

STATEMENT OF NET ASSETS                                    AT SEPTEMBER 30, 2001

ASSETS
Investments at market value (cost $396,953,527)                                                     $  573,548,757
Cash                                                                                                    19,801,218
Dividends and interest receivable                                                                          677,899
Receivables for securities sold, not yet delivered                                                       1,294,057
Prepaid expense                                                                                             22,354
                                                                                                    --------------
                                                                                                       595,344,285
LIABILITIES
Accrued management fee                                                      $  283,047
Accrued custodian and transfer agent fee                                        77,058
Payable for securities purchased, not yet received                           1,592,985                   1,953,090
                                                                            ----------              --------------
NET ASSETS
Equivalent to $101.51 per share on 5,845,804 shares outstanding                                     $  593,391,195
                                                                                                    ==============

STATEMENT OF CHANGES IN NET ASSETS  FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2001

NET ASSETS, December 31, 2000                                                                       $  581,668,419
Net investment income, per statement below                               $   4,330,262
Distribution to shareholders                                                (2,272,025)                  2,058,237
                                                                         -------------
Fund shares issued and repurchased:
   Received for 739,664 shares issued                                       77,255,539
   Paid for 339,379 shares repurchased                                     (35,115,658)                 42,139,881
                                                                          ------------
Increase in unrealized net appreciation (depreciation) of investments                                 (47,448,976)
Net gain (or loss) realized from sales of securities                                                    14,973,634
                                                                                                    --------------
NET ASSETS, September 30, 2001                                                                      $  593,391,195
                                                                                                    ==============

STATEMENT OF NET INVESTMENT INCOME  FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2001

INVESTMENT INCOME
Dividends                                                                                             $  7,214,498
Interest                                                                                                   487,718
                                                                                                      ------------
                                                                                                         7,702,216

EXPENSES
Management fee (Note A)                                                   $  2,668,411
Fees and expenses of custodian, transfer agent and
    dividend disbursing agent (Note A)                                         357,342
Legal and auditing fees and expenses                                            22,131
Insurance                                                                        9,627
Other Fees and Expenses                                                        314,443                   3,371,954
                                                                          ------------                ------------
NET INVESTMENT INCOME                                                                                 $  4,330,262
                                                                                                      ============

NOTE A: The investment advisory fee was paid to Mairs and Power, Inc., which is owned by individuals who are directors and officers of the Fund, for its services as investment adviser. Investment advisory fees are paid to the adviser pursuant to an advisory agreement approved by the Directors of the Fund. The advisory fee is computed each month at an annual rate of 0.60% of the net asset value of the Fund on the last valuation day of the month. The transfer agent fee was paid to Firstar Mutual Fund Services, LLC which serves as transfer agent.

SUPPLEMENTARY INFORMATION: 1) The directors of the Fund not affiliated with Mairs and Power, Inc. received a total of $64,300.00 in compensation for meetings attended during this nine month period. No compensation was paid to any other director or officer of the Fund. 2) No provision has been made for federal income taxes as it is the intention of the Fund to comply with the provisions of the Internal Revenue Code available to investment companies and to make distributions of income and security profits which will be sufficient to relieve it from all or substantially all income taxes. 3) Purchases and sales of investment securities during the nine months ended September 30, 2001 aggregated $74,024,787 and $28,634,313 respectively.

                                 MAIRS AND POWER
                                GROWTH FUND, INC.

                                 A NO-LOAD FUND

          W-1420 First National Bank Building, 332 Minnesota Street,
                        St. Paul, Minnesota 55101-1363
   Investment Adviser: 651-222-8478   Shareholder Information: 800-304-7404

                              www.mairsandpower.com

SUMMARY OF FINANCIAL INFORMATION

This table covers a period of generally rising common stock prices. The results shown should not be considered as a representation of the dividend income and capital gain or loss which may result from an investment made in the Fund today.

                                                                                  PER SHARE
                                                                 --------------------------------------------
                                                                                DISTRIBUTIONS      DIVIDENDS
                                                                                 OF REALIZED        FROM NET
                              SHARES            TOTAL NET        NET ASSET       SECURITIES        INVESTMENT
           DATES            OUTSTANDING           ASSETS           VALUE            GAINS            INCOME
      -------------         -----------       ------------       ---------      -------------      ----------
      Dec. 31, 1981            861,678        $ 13,148,158        $15.26           $0.74            $ 0.60
      Dec. 31, 1982            850,942          16,784,217         19.72            0.58              0.50
      Dec. 31, 1983            881,592          18,972,177         21.52            0.70              0.48
      Dec. 31, 1984            872,069          17,304,204         19.84            0.76              0.46
      Dec. 31, 1985            856,738          21,553,457         25.16            0.86              0.46
      Dec. 31, 1986            893,850          22,235,453         24.88            2.74              0.40
      Dec. 31, 1987            914,139          19,816,097         21.68            2.29              0.48
      Dec. 31, 1988            929,039          20,630,251         22.21            1.21              0.41
      Dec. 31, 1989            866,584          22,630,081         26.11            1.83              0.43
      Dec. 31, 1990            867,432          22,501,587         25.94            0.70              0.42
      Dec. 31, 1991            904,023          31,440,529         34.78            1.58              0.39
      Dec. 31, 1992            956,814          34,363,306         35.91            1.16              0.40
      Dec. 31, 1993          1,006,285          39,081,010         38.84            1.22              0.43
      Dec. 31, 1994          1,064,019          41,889,850         39.37            0.98              0.65
      Dec. 31, 1995          1,245,325          70,536,880         56.64            1.51              0.56
      Dec. 31, 1996          2,161,246         150,161,759         69.48            1.39              0.71
      Dec. 31, 1997          4,760,515         412,590,619         86.67            1.91              0.78
      Dec. 31, 1998          6,262,832         580,460,523         92.68            1.36              0.72
      Dec. 31, 1999          5,885,897         546,836,085         92.91            5.48              0.93
      Dec. 31, 2000          5,445,519         581,668,419        106.82            9.64              1.09
      Sep. 30, 2001          5,845,804         593,391,195        101.51               -              0.40

No adjustment has been made for any income tax payable by shareholders on capital gain distributions accepted in shares.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective Prospectus. Please call or write if you desire further information.

                          AVERAGE ANNUAL TOTAL RETURNS

THE AVERAGE ANNUAL TOTAL RETURNS FOR THE FUND (PERIOD ENDED SEPTEMBER 30, 2001) ARE AS FOLLOWS:

         1 YEAR: +8.8%        5 YEARS: +14.4%       10 YEARS: +17.1%

PAST INVESTMENT RESULTS SHOULD NOT BE TAKEN AS NECESSARILY REPRESENTATIVE OF FUTURE PERFORMANCE. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

                                           OFFICERS AND DIRECTORS
  George A. Mairs, III           William B. Frels                 Peter G. Robb           Lisa J. Hartzell
 President and Director       Secretary and Director       Vice-President and Director        Treasurer

  Norbert J. Conzemius            Charlton Dietz             Charles M. Osborne           J. Thomas Simonet
        Director                     Director                     Director                     Director